Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2025 kr in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions
	CAD ($)	MXN ($)	USD ($)	CZK (Kč)	SEK (kr)
Canada, Dollars | US Dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (1,205)
Canada, Dollars | 2026 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.358
Derivative, Notional Amount (Buy Contracts)	$ 91
Canada, Dollars | 2026 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.743
Derivative, Notional Amount (Sell Contracts)	$ (773)
Canada, Dollars | 2027 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.34
Derivative, Notional Amount (Buy Contracts)	$ 39
Canada, Dollars | 2027 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.747
Derivative, Notional Amount (Sell Contracts)	$ (413)
Canada, Dollars | 2028 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.326
Derivative, Notional Amount (Buy Contracts)	$ 17
Canada, Dollars | 2028 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.754
Derivative, Notional Amount (Sell Contracts)	$ (166)
United States of America, Dollars | Mexican Peso [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 22,032
United States of America, Dollars | 2026 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.049
Derivative, Notional Amount (Buy Contracts)		11,626
United States of America, Dollars | 2026 [Member] | Short [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	18.484
Derivative, Notional Amount (Sell Contracts)		(52)
United States of America, Dollars | 2027 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.046
Derivative, Notional Amount (Buy Contracts)		7,691
United States of America, Dollars | 2027 [Member] | Short [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	22.566
Derivative, Notional Amount (Sell Contracts)		(34)
United States of America, Dollars | 2028 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.047
Derivative, Notional Amount (Buy Contracts)		$ 2,801
Euro Member Countries, Euro | US Dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)			$ (85)
Euro Member Countries, Euro | Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč				Kč 14,817
Euro Member Countries, Euro | Swedish Kronas [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | kr					kr 2,216
Euro Member Countries, Euro | 2026 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.881
Derivative, Notional Amount (Buy Contracts)			134
Euro Member Countries, Euro | 2026 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04
Derivative, Notional Amount (Buy Contracts) | Kč				6,722
Euro Member Countries, Euro | 2026 [Member] | Long [Member] | Swedish Kronas [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.088
Derivative, Notional Amount (Buy Contracts) | kr					996
Euro Member Countries, Euro | 2026 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.122
Derivative, Notional Amount (Sell Contracts)			(203)
Euro Member Countries, Euro | 2027 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.863
Derivative, Notional Amount (Buy Contracts)			114
Euro Member Countries, Euro | 2027 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.039
Derivative, Notional Amount (Buy Contracts) | Kč				4,691
Euro Member Countries, Euro | 2027 [Member] | Long [Member] | Swedish Kronas [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.088
Derivative, Notional Amount (Buy Contracts) | kr					680
Euro Member Countries, Euro | 2027 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.135
Derivative, Notional Amount (Sell Contracts)			(153)
Euro Member Countries, Euro | 2028 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.828
Derivative, Notional Amount (Buy Contracts)			182
Euro Member Countries, Euro | 2028 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04
Derivative, Notional Amount (Buy Contracts) | Kč				Kč 3,404
Euro Member Countries, Euro | 2028 [Member] | Long [Member] | Swedish Kronas [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.089
Derivative, Notional Amount (Buy Contracts) | kr					360
Euro Member Countries, Euro | 2028 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.227
Derivative, Notional Amount (Sell Contracts)			(184)
Euro Member Countries, Euro | 2029 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.818
Derivative, Notional Amount (Buy Contracts)			98
Euro Member Countries, Euro | 2029 [Member] | Long [Member] | Swedish Kronas [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.089
Derivative, Notional Amount (Buy Contracts) | kr					kr 180
Euro Member Countries, Euro | 2029 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.252
Derivative, Notional Amount (Sell Contracts)			$ (73)